Consolidated Statements of Operations and Other Comprehensive Income (Loss) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Revenue	$ 45,498,526	$ 42,818,541
Cost of revenue	35,948,380	34,778,307
Gross profit	9,550,146	8,040,234
Operating expenses:
Selling, general and administrative	8,839,428	10,722,321
Depreciation and amortization	590,922	1,456,130
Impairment loss on intangible assets related to intellectual property licenses	0	688,138
Loss on Facility Sublease	233,015	0
(Gain) loss on sale of fixed assets	(476,904)	315
Total operating expenses	9,186,461	14,692,927
Income (loss) from operations	363,685	(6,652,693)
Other income (expenses):
Interest expense	(89,411)	(220,665)
Other income (expense)	(84,023)	18,963
Total Other Expense	(173,434)	(201,702)
Income (loss) before income tax benefit	190,251	(6,854,395)
Income tax benefit	1,671	322,106
Net income (loss)	191,922	(6,532,289)
Other comprehensive income:
Foreign currency translation	15,351	72,244
Comprehensive income (loss)	207,273	(6,460,045)
Net income (loss) per common share:
Basic	$ 0.01	$ (0.38)
Diluted	$ 0.01	$ (0.38)
Weighted average shares outstanding:
Basic	17,123,460	17,045,824
Diluted	17,262,652	17,045,824
Taag [Member]
Operating expenses:
Impairment loss related to the acquisition	0	1,602,638
Income (loss) from operations	335,272
Pools Press [Member]
Operating expenses:
Impairment loss related to the acquisition	$ 0	$ 223,385